Research and development expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Research and development expenses
Labor	$ 4,035,735	$ 1,103,139	$ 9,740,490	$ 2,904,113
Materials	1,254,717	438,311	1,906,467	1,158,575
Research and development expenses	$ 5,290,452	$ 1,541,450	$ 11,646,957	$ 4,062,688